Principal Accountant Fees and Services (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosures
Audit fees	€ 9	€ 10	€ 9
Audit-related fees	0	0	1
Tax fees	0	0	0
All other fees	0	0	0
Total	9	10	10
Germany
Disclosures
Audit fees	3	3	3
Audit-related fees	0	0	0
Tax fees	0	0	0
All other fees	0	0	0
Total	3	3	3
Foreign
Disclosures
Audit fees	6	7	6
Audit-related fees	0	0	1
Tax fees	0	0	0
All other fees	0	0	0
Total	€ 6	€ 7	€ 7